Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis	Sep. 30, 2021 USD ($)
Assets:
Marketable securities held in Trust Account	$ 73,516,414
Marketable securities held outside of Trust Account	19,749
Liabilities:
Warrant Liability – Private Placement Warrants	2,143,416
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Marketable securities held in Trust Account	73,516,414
Marketable securities held outside of Trust Account	19,749
Liabilities:
Warrant Liability – Private Placement Warrants
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Marketable securities held in Trust Account
Marketable securities held outside of Trust Account
Liabilities:
Warrant Liability – Private Placement Warrants
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Marketable securities held in Trust Account
Marketable securities held outside of Trust Account
Liabilities:
Warrant Liability – Private Placement Warrants	$ 2,143,416